Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2014
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Efficient Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001038490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2014
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014